Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Financial Information
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Separate condensed consolidating financial information for our subsidiary guarantors and non-guarantors of our 6.875% Notes and our 6.375% Notes is presented below. Each of these notes is fully and unconditionally guaranteed, on a joint and several basis, by certain of our current and future domestic restricted subsidiaries, all of which are 100% owned by us. The non-guarantors primarily represent our special purpose entities, tax holding companies, our less significant operating subsidiaries and our less than wholly owned subsidiaries.

On March 7, 2017, Aliante, Cannery and Eastside Cannery became guarantors of the 6.875% Notes, the 6.375% Notes and the Credit Facility.

The tables below present the condensed consolidating balance sheets as of December 31, 2017, and 2016, the condensed consolidating statements of operations for the years ended December 31, 2017, 2016 and 2015 and the condensed consolidating statements of cash flows for the years ended December 31, 2017, 2016 and 2015. We have reclassified certain prior year amounts in the current year presentation to reflect the designation of the additional Restricted Subsidiaries listed above as subsidiary guarantors and the adoption of the Revenue Standard and ASU 2016-18.

Condensed Consolidating Balance Sheets

	December 31, 2017
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$347	$199,574	$3,183	$—	$—	$203,104
Restricted cash	—	14,389	9,786	—	—	24,175
Other current assets	78,226	20,921	2,782	—	(545)	101,384
Property and equipment, net	88,464	2,424,361	26,961	—	—	2,539,786
Investments in subsidiaries	4,913,592	—	18,097	—	(4,931,689)	—
Intercompany receivable	—	1,934,559	—	—	(1,934,559)	—
Other assets, net	14,725	33,369	38,217	—	—	86,311
Intangible assets, net	—	818,887	24,059	—	—	842,946
Goodwill, net	—	887,442	782	—	—	888,224
Total assets	$5,095,354	$6,333,502	$123,867	$—	$(6,866,793)	$4,685,930

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$23,895	$86	$—	$—	$—	$23,981
Other current liabilities	130,030	212,146	19,578	—	(264)	361,490
Accumulated losses of subsidiaries in excess of investment	—	73,130	—	—	(73,130)	—
Intercompany payable	888,444	—	1,046,114	—	(1,934,558)	—
Long-term debt, net of current maturities and debt issuance costs	3,051,481	418	—	—	—	3,051,899
Other long-term liabilities	(95,723)	257,484	(10,428)	—	—	151,333

Total stockholders' equity (deficit)	1,097,227	5,790,238	(931,397)	—	(4,858,841)	1,097,227
Total liabilities and stockholders' equity	$5,095,354	$6,333,502	$123,867	$—	$(6,866,793)	$4,685,930

Condensed Consolidating Balance Sheets - continued

	December 31, 2016
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$1,212	$189,364	$3,286	$—	$—	$193,862
Restricted cash	—	10,246	6,242	—	—	16,488
Other current assets	78,915	16,469	2,666	—	(453)	97,597
Property and equipment, net	73,180	2,503,127	28,862	—	—	2,605,169
Investments in subsidiaries	4,501,951	139,465	—	—	(4,641,416)	—
Intercompany receivable	—	1,491,017	—	—	(1,491,017)	—
Other assets, net	13,598	31,899	3,708	—	—	49,205
Intangible assets, net	—	857,894	24,060	—	—	881,954
Goodwill, net	—	825,694	782	—	—	826,476
Total assets	$4,668,856	$6,065,175	$69,606	$—	$(6,132,886)	$4,670,751

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$30,250	$86	$—	$—	$—	$30,336
Other current liabilities	93,762	202,840	46,467	—	(1,429)	341,640
Accumulated losses of subsidiaries in excess of investment	—	—	8,257	—	(8,257)	—
Intercompany payable	521,002	—	968,811	254	(1,490,067)	—
Long-term debt, net of current maturities and debt issuance costs	3,198,613	506	—	—	—	3,199,119
Other long-term liabilities	(104,901)	296,106	(21,729)	—	—	169,476

Boyd Gaming Corporation stockholders' equity (deficit)	930,130	5,565,637	(932,200)	(254)	(4,633,183)	930,130
Noncontrolling interest	—	—	—	—	50	50
Total stockholders' equity (deficit)	930,130	5,565,637	(932,200)	(254)	(4,633,133)	930,180
Total liabilities and stockholders' equity	$4,668,856	$6,065,175	$69,606	$—	$(6,132,886)	$4,670,751

Condensed Consolidating Statements of Operations

	Year Ended December 31, 2017
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$73,292	$2,377,514	$42,670	$—	$(92,657)	$2,400,819
Operating costs and expenses
Operating	—	1,225,765	38,156	—	—	1,263,921
Selling, general and administrative	44	354,423	7,612	—	(42)	362,037
Maintenance and utilities	—	108,092	1,370	—	—	109,462
Depreciation and amortization	12,041	201,401	4,080	—	—	217,522
Corporate expense	85,362	1,140	1,646	—	—	88,148
Project development, preopening and writedowns	7,806	2,912	3,736	—	—	14,454
Impairments of assets	600	1	(1,027)	—	—	(426)
Other operating items, net	725	1,175	—	—	—	1,900
Intercompany expenses	1,204	91,411	—	—	(92,615)	—
Total operating costs and expenses	107,782	1,986,320	55,573	—	(92,657)	2,057,018
Equity in earnings (losses) of subsidiaries	330,711	(1,374)	—	—	(329,337)	—
Operating income (loss)	296,221	389,820	(12,903)	—	(329,337)	343,801
Other expense (income)
Interest expense, net	169,990	1,275	25	—	—	171,290
Loss on early extinguishments and modifications of debt	1,582	—	—	—	—	1,582
Other, net	(16)	(98)	(70)	—	—	(184)
Total other expense, net	171,556	1,177	(45)	—	—	172,688
Income (loss) from continuing operations before income taxes	124,665	388,643	(12,858)	—	(329,337)	171,113
Income tax benefit (provision)	64,725	(73,426)	5,586	—	—	(3,115)
Income (loss) from continuing operations, net of tax	189,390	315,217	(7,272)	—	(329,337)	167,998
Income from discontinued operations, net of tax	—	21,392	—	—	—	21,392
Net income (loss)	$189,390	$336,609	$(7,272)	$—	$(329,337)	$189,390
Comprehensive income (loss)	$189,823	$337,042	$(7,272)	$—	$(329,770)	$189,823
Condensed Consolidating Statements of Operations - continued

	Year Ended December 31, 2016
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$121,939	$2,176,788	$43,867	$—	$(143,335)	$2,199,259
Operating costs and expenses
Operating	1,200	1,148,170	37,615	—	—	1,186,985
Selling, general and administrative	49,938	265,735	6,584	—	2	322,259
Maintenance and utilities	—	98,741	1,279	—	—	100,020
Depreciation and amortization	8,767	183,531	3,928	—	—	196,226
Corporate expense	66,703	1,738	4,227	—	—	72,668
Project development, preopening and writedowns	18,079	(3,292)	7,320	—	—	22,107
Impairments of assets	1,440	36,862	—	—	—	38,302
Other operating items, net	181	103	—	—	—	284
Intercompany expenses	1,205	140,671	1,461	—	(143,337)	—
Total operating costs and expenses	147,513	1,872,259	62,414	—	(143,335)	1,938,851
Equity in earnings (losses) of subsidiaries	445,130	(2,039)	—	—	(443,091)	—
Operating income (loss)	419,556	302,490	(18,547)	—	(443,091)	260,408
Other expense (income)
Interest expense, net	157,923	51,783	25	—	—	209,731
Loss on early extinguishments of debt	28,356	14,008	—	—	—	42,364
Other, net	1	617	(73)	—	—	545
Total other expense (income), net	186,280	66,408	(48)	—	—	252,640
Income (loss) from continuing operations before income taxes	233,276	236,082	(18,499)	—	(443,091)	7,768
Income tax benefit	186,955	12,852	126	—	—	199,933
Income (loss) from continuing operations, net of tax	420,231	248,934	(18,373)	—	(443,091)	207,701
Income from discontinued operations, net of tax	—	212,530	—	—	—	212,530
Net income (loss)	$420,231	$461,464	$(18,373)	$—	$(443,091)	$420,231
Comprehensive income (loss)	$419,932	$461,165	$(18,373)	$—	$(442,792)	$419,932

Consolidating Statements of Operations - continued

	Year Ended December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$121,541	$2,194,440	$42,459	$—	$(143,609)	$2,214,831
Operating costs and expenses
Operating	1,800	1,165,834	37,955	—	—	1,205,589
Selling, general and administrative	48,173	267,913	6,604	—	(18)	322,672
Maintenance and utilities	—	103,086	1,462	—	—	104,548
Depreciation and amortization	6,179	196,865	4,074	—	—	207,118
Corporate expense	71,700	1,781	3,460	—	—	76,941
Project development, preopening and writedowns	884	2,351	3,596	76	—	6,907
Impairments of assets	—	17,500	1,065	—	—	18,565
Other operating items, net	599	308	—	—	—	907
Intercompany expenses	1,204	140,971	1,416	—	(143,591)	—
Total operating costs and expenses	130,539	1,896,609	59,632	76	(143,609)	1,943,247
Equity in earnings (losses) of subsidiaries	190,943	(2,204)	(76)	—	(188,663)	—
Operating income (loss)	181,945	295,627	(17,249)	(76)	(188,663)	271,584
Other expense
Interest expense, net	125,890	96,818	24	—	—	222,732
Loss on early extinguishments of debt	30,829	9,904	—	—	—	40,733
Other, net	396	2,959	321	—	—	3,676
Total other expense, net	157,115	109,681	345	—	—	267,141
Income (loss) from continuing operations before income taxes	24,830	185,946	(17,594)	(76)	(188,663)	4,443
Income tax benefit (provision)	22,777	(16,098)	(54)	—	—	6,625
Income (loss) from continuing operations, net of tax	47,607	169,848	(17,648)	(76)	(188,663)	11,068
Income from discontinued operations, net of tax	—	36,539	—	—	—	36,539
Net income (loss)	$47,607	$206,387	$(17,648)	$(76)	$(188,663)	$47,607
Comprehensive income (loss)	$47,344	$206,124	$(17,648)	$(76)	$(188,400)	$47,344

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2017
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(82,632)	$519,608	$(15,628)	$254	$949	$422,551

Cash flows from investing activities
Capital expenditures	(102,277)	(87,590)	(597)	—	—	(190,464)
Cash paid for acquisitions, net of cash received	(1,153)	—	—	—	—	(1,153)
Net activity with affiliates	—	(443,542)	—	—	443,542	—
Distributions from subsidiary	10,867	—	—	—	(10,867)	—
Advances pursuant to development agreement	—	—	(35,108)	—	—	(35,108)
Other investing activities	—	706	—	—	—	706
Net cash from investing activities	(92,563)	(530,426)	(35,705)	—	432,675	(226,019)

Cash flows from financing activities
Borrowings under bank credit facility	958,000	—	—	—	—	958,000
Payments under bank credit facility	(1,119,485)	—	—	—	—	(1,119,485)
Debt financing costs, net	(3,430)	—	—	—	—	(3,430)
Net activity with affiliates	389,579	—	55,166	(254)	(444,491)	—
Distributions to parent	—	(10,475)	(392)	—	10,867	—
Share-based compensation activities, net	(7,711)	—	—	—	—	(7,711)
Shares repurchased and retired	(31,927)	—	—	—	—	(31,927)
Dividends paid	(11,286)	—	—	—	—	(11,286)
Other financing activities	590	(87)	—	—	—	503
Net cash from financing activities	174,330	(10,562)	54,774	(254)	(433,624)	(215,336)

Cash flows from discontinued operations
Cash flows from operating activities	—	(514)	—	—	—	(514)
Cash flows from investing activities	—	36,247	—	—	—	36,247
Cash flows from financing activities	—	—	—	—	—	—
Net cash from discontinued operations	—	35,733	—	—	—	35,733

Net change in cash, cash equivalents and restricted cash	(865)	14,353	3,441	—	—	16,929
Cash, cash equivalents and restricted cash, beginning of period	1,212	199,610	9,528	—	—	210,350
Cash, cash equivalents and restricted cash, end of period	$347	$213,963	$12,969	$—	$—	$227,279
Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2016
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(86,502)	$380,803	$7,234	$—	$(1,196)	$300,339

Cash flows from investing activities
Capital expenditures	(42,840)	(116,834)	(684)	—	—	(160,358)
Cash paid for acquisitions, net of cash received	(592,703)	—	—	—	—	(592,703)
Net activity with affiliates	—	211,300	—	—	(211,300)	—
Distributions from subsidiary	9,150	—	—	—	(9,150)	—
Other investing activities	—	7,529	6,678	—	—	14,207
Net cash from investing activities	(626,393)	101,995	5,994	—	(220,450)	(738,854)

Cash flows from financing activities
Borrowings under bank credit facility	2,039,175	237,000	—	—	—	2,276,175
Payments under bank credit facility	(1,466,362)	(899,750)	—	—	—	(2,366,112)
Proceeds from issuance of senior notes	750,000	—	—	—	—	750,000
Debt financing costs, net	(42,220)	—	—	—	—	(42,220)
Retirements of senior notes	(350,000)	(350,000)	—	—	—	(700,000)
Premium and consent fees paid	(15,750)	—	—	—	—	(15,750)
Net activity with affiliates	(199,398)	—	(12,877)	(221)	212,496	—
Distributions to parent	—	(9,000)	(150)	—	9,150	—
Share-based compensation activities, net	(1,295)	—	—	—	—	(1,295)
Other financing activities	(45)	—	—	—	—	(45)
Net cash from financing activities	714,105	(1,021,750)	(13,027)	(221)	221,646	(99,247)

Cash flows from discontinued operations
Cash flows from operating activities	—	(27,796)	—	—	—	(27,796)
Cash flows from investing activities	—	598,057	—	—	—	598,057
Cash flows from financing activities	—	—	—	—	—	—
Net cash from discontinued operations	—	570,261	—	—	—	570,261

Net change in cash, cash equivalents and restricted cash	1,210	31,309	201	(221)	—	32,499
Cash, cash equivalents and restricted cash, beginning of period	2	168,301	9,327	221	—	177,851
Cash, cash equivalents and restricted cash, end of period	$1,212	$199,610	$9,528	$—	$—	$210,350

Condensed Consolidating Statements of Cash Flows - continued

	Year Ended December 31, 2015
			Non-	Non-
			Guarantor	Guarantor
			Subsidiaries	Subsidiaries
		Guarantor	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$102,080	$237,010	$(12,131)	$(76)	$(209)	$326,674

Cash flows from investing activities
Capital expenditures	(48,591)	(82,392)	(187)	—	—	(131,170)
Net activity with affiliates	—	(66,691)	—	—	66,691	—
Distribution from subsidiary	11,200	—	—	—	(11,200)	—
Other investing activities	3,292	1,236	—	—	—	4,528
Net cash from investing activities	(34,099)	(147,847)	(187)	—	55,491	(126,642)

Cash flows from financing activities
Borrowings under bank credit facility	1,033,500	345,500	—	—	—	1,379,000
Payments under bank credit facility	(1,211,200)	(425,150)	—	—	—	(1,636,350)
Proceeds from issuance of senior notes	750,000	—	—	—	—	750,000
Debt financing costs, net	(14,004)	—	—	—	—	(14,004)
Payments on retirements of long-term debt	(500,000)	(3)	(157,810)	—	—	(657,813)
Premium and consent fees paid	(24,246)	—	—	—	—	(24,246)
Net activity with affiliates	(105,720)	—	172,124	78	(66,482)	—
Distributions to parent	—	(11,100)	(100)	—	11,200	—
Share-based compensation activities, net	3,689	—	—	—	—	3,689
Net cash from financing activities	(67,981)	(90,753)	14,214	78	(55,282)	(199,724)

Cash flows from discontinued operations
Cash flows from operating activities	—	14,095	—	—	—	14,095
Cash flows from investing activities	—	—	—	—	—	—
Cash flows from financing activities	—	—	—	—	—	—
Net cash from discontinued operations	—	14,095	—	—	—	14,095

Net change in cash, cash equivalents and restricted cash	—	12,505	1,896	2	—	14,403
Cash, cash equivalents and restricted cash, beginning of period	2	155,796	7,431	219	—	163,448
Cash, cash equivalents and restricted cash, end of period	$2	$168,301	$9,327	$221	$—	$177,851